Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the following subsequent event needs to be disclosed.

On July 2, 2026, the Company entered into a Stock Purchase Agreement with Shengshi International Group Inc. (“Acquiror”) and Starfish Technology-FZE (“Starfish”), pursuant to which the equity interests in Starfish are to be transferred to the Acquiror for cash consideration of US$1,000,000.

The Company had previously entered into a Stock Purchase Agreement dated September 19, 2025 in connection with the proposed acquisition of Starfish and had issued shares to the sellers and certain consultants and employees in connection with that transaction.

The Company is currently evaluating, in consultation with legal counsel, the legal status of the prior transaction and its rights and obligations in respect of the shares previously issued. The Company will evaluate the accounting implications of these matters based on the outcome of the legal assessment.